WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 82.3%
Angola - 1.2%
Angolan Government International
Bond, Senior Notes	9.500%	11/12/25	1,720,000		$1,957,936	(a)
Angolan Government International
Bond, Senior Notes	8.250%	5/9/28	2,500,000		2,614,900	(a)
Angolan Government International
Bond, Senior Notes	8.250%	5/9/28	800,000		836,768	(b)
Angolan Government International
Bond, Senior Notes	9.375%	5/8/48	3,870,000		4,194,693	(a)
Angolan Government International
Bond, Senior Notes	9.375%	5/8/48	2,000,000		2,167,800	(b)

Total Angola					11,772,097

Argentina - 7.8%
Argentina Bonar Bonds (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%)	45.563%	4/3/22	18,500,000	ARS	419,141	(c)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	192,070,000	ARS	4,893,334	(c)
Argentine Bonos del Tesoro	18.200%	10/3/21	3,040,000	ARS	49,761
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	2,459,169
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,650,000		1,426,425	(d)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	10,000		8,215	(d)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	5,100,000		4,340,737	(d)
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	11,216,304		9,337,573	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	34,080,000		25,176,600	(d)
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	7,600,000		6,768,560	(a)(d)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	2,000,000		1,872,500	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,000,000		1,665,000	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	11,450,000		8,387,125	(a)(d)
Provincia de Buenos Aires, Senior Notes	4.000%	5/15/35	1,905,776		1,138,720	(b)(d)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	8,250,000		6,661,875	(a)(d)

Total Argentina					74,604,735

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Armenia - 0.4%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	3,850,000		$3,943,940	(b)

Brazil - 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	5,807,000	BRL	1,548,036
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	58,562,000	BRL	15,796,413

Total Brazil					17,344,449

Colombia - 3.1%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		21,723,479	(d)(e)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000		2,462,741	(d)
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	4,600,000		4,955,580	(d)

Total Colombia					29,141,800

Costa Rica - 0.4%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		4,068,750	(a)(d)

Croatia - 1.0%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	3,640,000		3,809,176	(a)(d)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		6,123,957	(b)(d)

Total Croatia					9,933,133

Dominican Republic - 1.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	8,210,000		8,466,645	(a)(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	6,300,000		6,764,625	(a)(d)

Total Dominican Republic					15,231,270

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 3.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	5,270,000		$5,908,987	(b)(d)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	4,210,000		4,720,463	(a)(d)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	19,400,000		18,522,150	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	2,340,000		2,586,285	(a)

Total Ecuador					31,737,885

Egypt - 2.7%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	5,430,000		5,505,135	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	5,100,000		5,218,774	(a)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	14,270,000		14,876,960	(a)

Total Egypt					25,600,869

El Salvador - 0.7%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000		6,276,389	(a)(d)

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000		2,548,625	(b)

Georgia - 0.3%
Georgia Government International Bond	6.875%	4/12/21	2,360,000		2,501,010	(b)(d)

Ghana - 3.7%
Ghana Government International Bond, Senior Notes	7.875%	8/7/23	2,323,700		2,432,393	(b)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000		1,666,575	(a)(d)
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	5,400,000		5,462,267	(a)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	3,350,000		3,282,759	(a)(d)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	5,270,000		6,430,296	(a)(d)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	10,800,000		10,852,758	(a)
Republic of Ghana Government Bonds	18.000%	7/26/21	11,000,000	GHS	2,076,960
Republic of Ghana Government Bonds	17.600%	11/28/22	18,000,000	GHS	3,280,991

Total Ghana					35,484,999

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.3%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,700,000		$2,600,910	(a)(d)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000		1,057,200	(b)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000		3,714,375	(a)

Total Honduras					4,771,575

Hungary - 1.5%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		13,964,734	(d)

Indonesia - 9.7%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	213,000		221,113	(b)(d)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,060,000		1,100,375	(a)(d)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	4,720,000		4,732,045	(a)(d)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		7,786,220	(a)(d)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		3,935,534	(b)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	2,520,000		2,717,150	(b)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		22,373,355	(a)(d)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	20,800,000		21,338,387	(a)(d)(e)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	133,900,000,000	IDR	9,430,923
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	131,422,000,000	IDR	9,706,678
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	126,438,000,000	IDR	9,136,211

Total Indonesia					92,477,991

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		$1,324,130	(a)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,618,601	(a)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,269,144	(a)(d)

Total Ivory Coast					7,211,875

Jamaica - 0.6%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	3,390,000		3,779,884	(d)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,114,218	(d)

Total Jamaica					5,894,102

Jordan - 0.4%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		444,562	(a)
Jordan Government International Bond, Senior Notes	5.750%	1/31/27	2,840,000		2,789,332	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	320,000		315,958	(a)

Total Jordan					3,549,852

Kazakhstan - 1.1%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,890,000		10,205,244	(b)(d)

Kenya - 0.6%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		205,802	(a)(d)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		5,366,674	(a)(d)

Total Kenya					5,572,476

Lebanon - 1.1%
Lebanon Government International Bond, Senior Notes	6.000%	1/27/23	12,800,000		10,966,029	(b)

Lithuania - 0.6%
Lithuania Government International Bond, Senior Notes	6.125%	3/9/21	5,850,000		6,193,845	(a)(d)

Mexico - 1.9%
Mexican Bonos, Bonds	6.500%	6/9/22	199,640,000	MXN	9,915,223	(d)
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	1,132,000		1,297,838	(d)
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	7,350,000		6,907,162	(d)

Total Mexico					18,120,223

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - 2.1%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000	$3,206,880	(a)(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,200,000	2,291,965	(b)(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	4,120,000	4,292,224	(a)(d)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	2,970,000	2,897,158	(a)(d)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000	6,891,709	(a)(d)

Total Nigeria				19,579,936

Oman - 1.4%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	4,827,541	(a)
Oman Government International Bond, Senior Notes	5.375%	3/8/27	830,000	773,975	(a)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	7,900,000	7,425,052	(a)(d)

Total Oman				13,026,568

Panama - 0.2%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,332,240	(d)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	208,290	(d)

Total Panama				1,540,530

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	3,500,000	3,696,630	(a)(d)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	2,006,694	(a)(d)

Total Paraguay				5,703,324

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 5.5%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000		$12,988,300	(d)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000		31,396,860	(d)(e)
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	6,189,000		8,362,948	(d)

Total Peru					52,748,108

Philippines - 0.5%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000		4,855,203	(d)

Poland - 2.9%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	10,940,000		11,478,686	(d)(e)
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000		15,700,815	(d)(e)

Total Poland					27,179,501

Qatar - 2.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		8,692,200	(a)(e)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		14,861,851	(a)(e)

Total Qatar					23,554,051

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,674,429	(a)(d)

Russia - 5.4%
Russian Federal Bond — OFZ	7.000%	1/25/23	964,000,000	RUB	14,289,943
Russian Federal Bond — OFZ	8.150%	2/3/27	289,580,000	RUB	4,439,138
Russian Federal Bond — OFZ	7.050%	1/19/28	83,026,000	RUB	1,181,047
Russian Foreign Bond — Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,274,366	(b)(d)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	20,158,875		22,514,843	(b)(d)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		3,684,750	(a)(d)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		3,805,756	(a)(d)

Total Russia					51,189,843

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Senegal - 1.9%
Senegal Government International Bond	6.250%	5/23/33	8,100,000		$7,798,324	(a)
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,257,049	(b)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	4,800,000	EUR	5,334,406	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	2,650,000		2,452,575	(a)

Total Senegal					17,842,354

South Africa - 0.5%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		4,665,815	(d)

Sri Lanka - 2.1%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	7,500,000		7,630,028	(b)(d)
Sri Lanka Government International Bond, Senior Notes	5.875%	7/25/22	3,460,000		3,476,366	(b)(d)
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	4,000,000		3,905,024	(b)(d)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	4,900,000		4,715,103	(a)(d)

Total Sri Lanka					19,726,521

Turkey - 1.9%
Export Credit Bank of Turkey, Senior Notes	5.000%	9/23/21	4,291,000		4,002,430	(a)(d)
Turkey Government International Bond, Senior Notes	3.250%	3/23/23	850,000		754,518	(d)
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000		426,798	(d)
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000		4,549,198	(d)
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		911,795	(d)
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	10,660,000		7,921,616	(d)

Total Turkey					18,566,355

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 2.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	3,240,000		$3,238,215	(a)(d)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000		5,446,615	(a)(d)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	13,480,000		13,928,210	(b)

Total Ukraine					22,613,040

United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		5,464,260	(a)

Uruguay - 2.1%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	142,400,000	UYU	4,234,045	(a)
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	85,770,000	UYU	2,550,239	(b)
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154		3,105,396	(d)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	5,760,000		6,170,400	(d)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	3,700,000		3,885,000	(d)

Total Uruguay					19,945,080

Venezuela - 1.0%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000		6,445,362	*(b)(f)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000		2,108,750	*(b)(f)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000		1,345,600	*(f)

Total Venezuela					9,899,712

Vietnam - 1.1%
Vietnam Government International Bond, Senior Notes	6.750%	1/29/20	1,690,000		1,739,635	(b)(d)
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000		9,124,813	(a)(d)

Total Vietnam					10,864,448

TOTAL SOVEREIGN BONDS (Cost - $781,465,021)					782,357,885

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 52.4%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	$2,783,441	(a)(d)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	4,494,770	(a)(d)

Total Diversified Telecommunication Services				7,278,211

Media - 0.7%
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,737,676	(d)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,750,000	2,948,825	(a)(d)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,250,000	2,316,141	(a)(d)

Total Media				7,002,642

Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,650,000	2,547,313	(a)(d)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,710,000	4,803,305	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	476,951	(a)(d)

Total Wireless Telecommunication Services				7,827,569

TOTAL COMMUNICATION SERVICES				22,108,422

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,114,187	(b)(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	2,500,000	2,609,222	(d)

TOTAL CONSUMER DISCRETIONARY				5,723,409

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	680,000	714,325	(b)(d)

ENERGY - 21.8%
Oil, Gas & Consumable Fuels - 21.8%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	2,000,000	2,030,820	(a)(d)
CNOOC Curtis Funding No 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	2,892,048	(b)(d)
Dolphin Energy Ltd. LLC, Senior Secured Notes	5.888%	6/15/19	604,296	607,870	(b)(d)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,295,197	(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	$7,446,400	(d)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	1,946,918	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	4,000,000	4,097,628	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	5,303,654	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	5,189,773	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	5,809,213	(a)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	5,735,632	(a)(d)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	3,803,235	(b)(d)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,562,125	(a)(d)
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	6,760,000	7,034,355	(a)(d)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000	2,647,272	(a)(d)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000	16,726,875	(d)(e)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000	1,101,500	(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	6,173,160	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	5,958,000	(e)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	16,800,000	16,311,960	(d)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	4,569,924	(b)(f)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	1,901,858	(b)(f)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000	11,110,500	(a)(d)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000	5,593,800	(d)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000	2,675,733	(d)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,060,000	13,321,850	(d)
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000	3,014,610	(d)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	10,270,000	10,372,823	(a)(d)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,388,000	1,401,897	(b)(d)
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, Senior Secured Notes	6.750%	9/30/19	6,218,000	6,337,989	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Reliance Holding USA Inc., Senior Notes	4.500%	10/19/20	6,610,000		$6,728,818	(a)(d)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000		10,012,678	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,101,600	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000		5,528,400	(a)(d)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,000,000		2,838,000	(a)(d)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000		2,492,625	(a)(d)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		3,221,900	(a)(d)
YPF SA, Senior Notes	8.500%	3/23/21	4,700,000		4,759,925	(a)(d)
YPF SA, Senior Notes	16.500%	5/9/22	78,563,600	ARS	1,161,273	(a)
YPF SA, Senior Notes	16.500%	5/9/22	39,570,000	ARS	584,897	(b)
YPF SA, Senior Notes (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%)	51.729%	7/7/20	3,000,000		1,159,814	(b)(c)(d)

TOTAL ENERGY					207,564,549

FINANCIALS - 8.4%
Banks - 6.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000		2,546,775	(a)(d)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000		1,125,886	(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000		5,929,500	(a)(c)(d)(g)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	5,090,000		5,121,812	(a)(d)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000		1,032,685	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000		1,301,427	(a)(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,890,000	$1,962,925	(d)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 Year Treasury Constant Maturiy Rate + 3.863%)	6.500%	3/19/23	6,970,000	6,917,795	(a)(c)(d)(g)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000	17,455,893	(b)(d)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,264,957	(a)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	9,432,428	(a)(d)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000	2,376,539	(a)(c)(d)(g)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	6,410,000	6,471,098	(a)(c)(h)

Total Banks				62,939,720

Diversified Financial Services - 1.8%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	5,760,000	5,720,717	(a)(d)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	4,700,000	4,747,000	(a)(d)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000	2,923,200	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000	1,027,400	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	2,060,487	(a)(d)

Total Diversified Financial Services				16,478,804

TOTAL FINANCIALS				79,418,524

INDUSTRIALS - 2.0%
Industrial Conglomerates - 1.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,087,510	(a)(d)
General Electric Co., Senior Notes	3.150%	9/7/22	5,025,000	5,009,653	(d)
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	5,220,000	5,332,914	(a)(d)

Total Industrial Conglomerates				11,430,077

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,709,786	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.5%
DP World PLC, Senior Notes	5.625%	9/25/48	3,400,000	$3,547,131	(a)(d)
Pelabuhan Indonesia II PT, Senior Notes	4.250%	5/5/25	1,000,000	1,014,520	(a)(d)

Total Transportation Infrastructure				4,561,651

TOTAL INDUSTRIALS				18,701,514

MATERIALS - 10.1%
Chemicals - 4.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	243,075	(b)(d)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,563,169	(d)
Chandra Asri Petrochemical Tbk PT, Senior Notes	4.950%	11/8/24	2,160,000	2,060,698	(a)(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.625%	3/14/23	10,700,000	11,117,139	(b)(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	3,950,000	3,997,886	(b)(d)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	486,191	(b)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,315,397	(a)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	202,369	(b)(d)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,187,666	(a)(d)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,918,733	(a)(d)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,155,295	(a)(d)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,547,728	(a)(d)
Phosagro OAO Via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	5,600,000	5,570,992	(a)(d)

Total Chemicals				45,366,338

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	3,029,500	(a)(d)

Metals & Mining - 3.4%
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.230%	11/15/21	4,000,000	4,165,672	(a)(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	10,927,728	(a)(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	6.757%	11/15/48	4,500,000	5,193,859	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	$391,282	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	8,490,000	10,222,618	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,110,000	1,158,794	(d)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	291,000	298,130	(d)

Total Metals & Mining				32,358,083

Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	2,408,664	(a)(d)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,111,727	(a)(d)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	5,450,000	5,821,145	(a)(d)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	4,440,000	4,740,632	(a)(d)

Total Paper & Forest Products				15,082,168

TOTAL MATERIALS				95,836,089

REAL ESTATE - 2.6%
Real Estate Management & Development - 2.6%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	9/7/21	4,000,000	4,132,680	(b)
China Overseas Finance Cayman III Ltd., Senior Notes	5.375%	10/29/23	2,460,000	2,658,359	(b)(d)
China Overseas Finance Cayman VII Ltd., Senior Notes	4.250%	4/26/23	6,000,000	6,189,168	(b)
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	7/25/22	10,000,000	9,775,450	(b)
Yuzhou Properties Co. Ltd., Senior Secured Notes	6.000%	10/25/23	2,000,000	1,910,444	(b)(d)

TOTAL REAL ESTATE				24,666,101

UTILITIES - 4.5%
Electric Utilities - 4.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	5,100,000	5,422,320	(a)(d)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	2,340,000	2,404,373	(a)(d)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,444,065	(d)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	5,000,000	5,155,355	(b)
Kallpa Generacion SA, Senior Notes	4.875%	5/24/26	2,270,000	2,360,800	(b)(d)
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,490,000	1,395,400	(b)(d)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	4,950,000	4,387,185	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electric Utilities - (continued)
Perusahaan Listrik Negara PT, Senior Notes		5.450%	5/21/28	4,810,000		$5,148,550	(a)(d)
Perusahaan Listrik Negara PT, Senior Notes		5.250%	5/15/47	7,810,000		7,755,740	(b)(d)

Total Electric Utilities						39,473,788

Independent Power and Renewable Electricity Producers - 0.4%
Enel Generacion Chile SA, Senior Notes		4.250%	4/15/24	500,000		511,925	(d)
Minejesa Capital BV, Senior Secured Notes		5.625%	8/10/37	3,100,000		3,087,786	(a)(d)

Total Independent Power and Renewable Electricity Producers						3,599,711

TOTAL UTILITIES						43,073,499

TOTAL CORPORATE BONDS & NOTES (Cost - $489,386,116)						497,806,432

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $3,766,015)		4.000%	3/6/20	87,787,008	ARS	1,948,542

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1% OTC PURCHASED OPTIONS - 0.1%

Euro/U.S. Dollar, Put @ $1.15	JPMorgan Chase & Co.	10/21/19	16,000,000	16,000,000		420,031
U.S. Dollar/Brazilian Real, Put @ 3.65BRL	Barclays Bank PLC	7/16/19	9,250,000	9,250,000		48,465
U.S. Dollar/ Colombian Peso, Put @ 3,050.00COP	Citibank N.A.	8/30/19	9,500,000	9,500,000		72,257
U.S. Dollar/Indian Rupee, Put @ 71.00INR	Barclays Bank PLC	7/11/19	18,400,000	18,400,000		408,928
U.S. Dollar/Indian Rupee, Put @ 69.20INR	JPMorgan Chase & Co.	9/23/19	19,240,000	19,240,000		189,503
U.S. Dollar/ Indonesian Rupiah, Put @ 14,000.00IDR	JPMorgan Chase & Co.	7/12/19	9,200,000	9,200,000		44,767

TOTAL PURCHASED OPTIONS (Cost - $1,450,048)						1,183,951

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,276,067,200)						1,283,296,810

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SHORT-TERM INVESTMENTS - 6.2%
SOVEREIGN BONDS - 4.2%
Egypt - 2.6%
Egypt Treasury Bills	8.375%	4/23/19	157,200,000	EGP	$9,025,122	(i)
Egypt Treasury Bills	15.655%	10/1/19	286,425,000	EGP	15,359,289	(i)

Total Egypt					24,384,411

Argentina - 1.1%
Argentina Treasury Bills	(97.124)%	4/12/19	306,000,000	ARS	7,929,938	(i)
Argentina Treasury Bills	6.679%	2/28/20	131,400,000	ARS	2,856,133	(i)

Total Argentina					10,786,071

Nigeria - 0.5%
Nigeria OMO Bill	13.955%	2/20/20	1,954,980,000	NGN	4,819,072	(i)

TOTAL SOVEREIGN BONDS (Cost - $40,504,537)					39,989,554

			SHARES
MONEY MARKET FUNDS - 2.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $18,787,634)	2.385%		18,787,634		18,787,634

TOTAL SHORT-TERM INVESTMENTS (Cost - $59,292,171)					58,777,188

TOTAL INVESTMENTS - 141.2% (Cost - $1,335,359,371)					1,342,073,998
Liabilities in Excess of Other Assets - (41.2)%					(391,493,286)

TOTAL NET ASSETS - 100.0%					$950,580,712

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	The coupon payment on these securities is currently in default as of March 31, 2019.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
MXN	— Mexican Peso
NGN	— Nigerian Naira
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At March 31, 2019, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Barclays Bank PLC	2.650%	10/1/2018	TBD	**	$4,131,250	Sovereign Bonds	$5,129,420
Barclays Bank PLC	2.650%	10/17/2018	TBD	**	36,472,500	Sovereign Bonds	41,004,168
Barclays Bank PLC	2.650%	11/19/2018	TBD	**	3,164,019	Sovereign Bonds	4,103,536
Barclays Bank PLC	2.650%	11/20/2018	TBD	**	4,746,716	Sovereign Bonds	6,155,304
Barclays Bank PLC	2.850%	1/31/2019	TBD	**	16,639,587	Sovereign Bonds	19,668,750
Credit Suisse First Boston	3.000%	12/21/2018	TBD	**	7,128,000	Sovereign Bonds	8,692,200
Credit Suisse First Boston	3.200%	12/21/2018	TBD	**	8,925,000	Sovereign Bonds	10,492,400
Credit Suisse First Boston	3.300%	12/21/2018	TBD	**	4,575,000	Corporate Bonds & Notes	5,958,000
JPMorgan Chase & Co.	2.550%	3/1/2019	4/3/2019		6,149,325	Corporate Bonds & Notes	7,218,750
JPMorgan Chase & Co.	2.850%	3/29/2019	TBD	**	12,471,641	Sovereign Bonds	14,756,448

					$104,403,038		$123,178,976

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of March 31, 2019.

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro/U.S. Dollar, Call	JPMorgan Chase & Co.	10/21/19	$1.22		16,000,000	16,000,000	$38,011
U.S. Dollar/Brazilian Real, Call	Barclays Bank PLC	7/16/19	3.95	BRL	9,250,000	9,250,000	277,718
U.S. Dollar/Colombian Peso, Call	Citibank N.A.	8/30/19	3,250.00	COP	9,500,000	9,500,000	215,017
U.S. Dollar/Colombian Peso, Put	Citibank N.A.	8/30/19	2,950.00	COP	9,500,000	9,500,000	27,054
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	7/11/19	75.00	INR	18,400,000	18,400,000	50,072
U.S. Dollar/Indian Rupee, Call	JPMorgan Chase & Co.	9/23/19	71.50	INR	19,240,000	19,240,000	327,905
U.S. Dollar/Indian Rupee, Put	Barclays Bank PLC	7/11/19	69.00	INR	18,400,000	18,400,000	151,791
U.S. Dollar/ Indonesian Rupiah, Call	JPMorgan Chase & Co.	7/12/19	15,200.00	IDR	9,200,000	9,200,000	49,241

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,557,001)							$1,136,809

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
IDR	— Indonesian Rupiah
INR	— Indian Rupee

At March 31, 2019, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED DEPRECIATION
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,323	6/19	$161,558,753	$164,341,406	$(2,782,653)

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	10,863,959	RUB	733,339,000	Bank of America N.A.	4/15/19	$(282,132)
BRL	9,483,720	USD	2,534,060	Citibank N.A.	4/15/19	(114,559)
USD	9,532,305	MXN	187,000,000	Citibank N.A.	4/15/19	(76,096)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
IDR	147,991,378,000	USD	10,356,290	JPMorgan Chase & Co.	4/15/19	$14,621
USD	2,534,670	BRL	9,483,720	JPMorgan Chase & Co.	4/15/19	115,168
USD	14,442,887	IDR	206,027,785,494	JPMorgan Chase & Co.	4/15/19	4,913
USD	4,991,337	EUR	4,300,000	Citibank N.A.	4/17/19	160,248
USD	20,950,517	SAR	78,665,000	Bank of America N.A.	11/14/19	(16,135)

Total						$(193,972)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

At March 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Republic of Korea, 7.125%, due 4/16/19)	$11,200,000	12/20/22	0.235%	1.000% quarterly	$(307,618)	$(115,317)	$(192,301)
Barclays Bank PLC (Saudi Government International Bond, 2.375%, due 10/26/21)	21,000,000	12/20/22	0.636%	1.000% quarterly	(272,682)	21,863	(294,545)

Total	$32,200,000				$(580,300)	$(93,454)	$(486,846)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$782,357,885	—	$782,357,885
Corporate Bonds & Notes	—	497,806,432	—	497,806,432
Non-U.S. Treasury Inflation
Protected Securities	—	1,948,542	—	1,948,542
Purchased Options	—	1,183,951	—	1,183,951

Total Long-Term Investments	—	1,283,296,810	—	1,283,296,810

Short-Term Investments†:
Sovereign Bonds	—	39,989,554	—	39,989,554
Money Market Funds	$18,787,634	—	—	18,787,634

Total Short-Term Investments	18,787,634	39,989,554	—	58,777,188

Total Investments	$18,787,634	$1,323,286,364	—	$1,342,073,998

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$294,950	—	$294,950

Total	$18,787,634	$1,323,581,314	—	$1,342,368,948

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$1,136,809	—	$1,136,809
Futures Contracts	$2,782,653	—	—	2,782,653
Forward Foreign Currency Contracts	—	488,922	—	488,922
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	580,300	—	580,300

Total	$2,782,653	$2,206,031	—	$4,988,684

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.